Leases - Narrative (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) a lease_extension	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense | $			$ 0.9	$ 0.9	$ 0.7
Land [Member]
Operating Leased Assets [Line Items]
Acreage Under Lease | a			80.7
Property Lease Term			5 years
Number Of Available Lease Extensions			5
Term of available extension			1 year
Land 2 [Member]
Operating Leased Assets [Line Items]
Acreage Under Lease | a			80.6
Property Lease Term			30 years
Number Of Available Lease Extensions			6
Term of available extension			10 years
Review Period for Inflation Adjustment			5 years
LNG Site Sublease Agreement [Member] | SPLNG [Member]
Operating Leased Assets [Line Items]
Number Of Available Lease Extensions			5
Term of available extension	10 years		10 years
Review Period for Inflation Adjustment	5 years		5 years
Annual Sublease Payment | $			$ 0.5
Operating Leases, Sublease Rent Expense, Net | $	$ 0.5	$ 0.4	$ 0.5	$ 0.5	$ 0.3